Inventories, Net (Tables)	6 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories, Net

Inventories, net, consist of the following:

	March 31, 2021	September 30, 2020
	(Unaudited)
Raw materials	$512,626	$246,383
Finished goods	1,389,919	1,209,545
Inventory valuation allowance	(456,029)	(439,486)
Total inventory, net	$1,446,516	$1,016,442